Annual Operating Expenses {- Fidelity® Stock Selector Small Cap Fund} - 10.31 Fidelity Stock Selector Small Cap Fund Retail PRO-11 - Fidelity® Stock Selector Small Cap Fund - Fidelity Stock Selector Small Cap Fund-Retail Class
Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.79%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.02%